UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22748

YCG Funds
(Exact name of registrant as specified in charter)

11701 Bee Cave Road, Suite 217
Austin, TX 78738
(Address of principal executive offices) (Zip code)

Will Kruger
YCG Funds
11701 Bee Cave Road, Suite 217
Austin, TX 78738
 (Name and address of agent for service)

(512) 505-2347
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  February 28, 2014

Item 1. Schedule of Investments.

Schedule of Investments
February 28, 2014 (Unaudited)
YCG Enhanced Fund

	Shares	Value
COMMON STOCKS - 83.94%
Beverages - 15.93%
Coca-Cola Co.	117,333	$4,482,121
PepsiCo., Inc.	56,061	4,488,804
		8,970,925
Commercial Banks - 4.04%
Wells Fargo & Co.	49,001	2,274,626
Communications Equipment - 0.72%
Cisco Systems, Inc.	18,566	404,739
Consumer Finance - 1.24%
Nicholas Financial, Inc.	44,106	695,993
Diversifed Financial Services - 4.93%
MSCI, Inc. (a)	63,476	2,774,536
Energy Equipment & Services - 0.64%
Ensco Plc	6,900	363,354
Food & Staples Retailing - 9.02%
CVS Caremark Corp.	15,455	1,130,379
Sysco Corp.	62,408	2,247,936
Tesco Plc - ADR	102,378	1,698,451
		5,076,766
Food Products - 7.73%
Unilever NV - ADR	109,968	4,350,334
Health Care Equipment & Supplies - 1.32%
Becton, Dickinson & Co.	6,447	742,823
Health Care Providers & Services - 1.51%
WellPoint, Inc.	9,369	848,738
Household Products - 15.53%
Clorox Co.	10,671	931,365
Colgate-Palmolive Co.	44,364	2,787,390
Procter & Gamble Co. (b)	63,894	5,025,902
		8,744,657
Insurance - 6.79%
Aon Plc	44,670	3,823,752
Internet Software & Services - 1.98%
eBay, Inc. (a)	9,400	552,438
Google, Inc. (a)	463	562,846
		1,115,284
IT Services - 2.83%
Mastercard, Inc.	20,480	1,591,705
Media - 5.35%
DIRECTV (a)	18,902	1,466,795
Twenty-First Century Fox, Inc.	46,055	1,544,685
		3,011,480
Software - 3.37%
Microsoft Corp.	30,296	1,160,640
Oracle Corp.	18,900	739,179
		1,899,819
Trading Companies & Distributors - 1.01%
MFC Industrial Ltd.	79,548	567,177

TOTAL COMMON STOCKS (Cost $40,260,985)		47,256,708
Total Investments (Cost $40,260,985) - 83.94%		47,256,708
Other Assets in Excess of Liabilities - 16.06%		9,039,873
TOTAL NET ASSETS - 100.00%		$56,296,581

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
Plc	Public Limited Company
(a)	Non-income producing security.
(b)	A portion of this security is pledged as collateral on written options. As of February 28, 2014, the value of the collateral is $1,966,500.

The cost basis of investments for federal income tax purposes at February 28, 2014 was as follows*:

Cost of investments	$40,260,985
Gross unrealized appreciation	7,073,093
Gross unrealized depreciation	(77,370)
Net unrealized appreciation	$6,995,723

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been liscensed for use by U.S. Bancorp Fund Services, LLC.

Schedule of Options Written
February 28, 2014
	Contracts	Value
PUT OPTIONS
Aon Plc
Expiration: April 2014; Exercise Price: $80.00	4	$340
Expiration: April 2014; Exercise Price: $85.00	44	9,900
C.H. Robinson Worldwide, Inc.
Expiration: May 2014; Exercise Price: $52.50	11	2,750
Expiration: May 2014; Exercise Price: $55.00	142	66,740
Cisco Systems, Inc.
Expiration: May 2014; Exercise Price: $23.00	64	10,496
CVS Caremark Corp.
Expiration: May 2014; Exercise Price: $70.00	87	9,918
DIRECTV
Expiration: March 2014; Exercise Price: $67.50	76	608
Expiration: March 2014; Exercise Price: $72.50	7	189
eBay, Inc.
Expiration: March 2014; Exercise Price: $55.00	31	713
Expiration: April 2014; Exercise Price: $55.00	76	6,460
Ensco Plc
Expiration: March 2014; Exercise Price: $57.50	77	42,350
Expiration: March 2014; Exercise Price: $50.00	10	350
Mastercard, Inc.
Expiration: April 2014; Exercise Price: $83.00	170	105,825
Expiration: April 2014; Exercise Price: $77.50	4	1,036
Expiration: April 2014; Exercise Price: $79.00	15	4,140
Microsoft Corp.
Expiration: March 2014; Exercise Price: $37.00	87	1,914
Expiration: April 2014; Exercise Price: $37.00	188	12,032
Expiration: May 2014; Exercise Price: $38.00	13	1,872
Oracle Corp.
Expiration: March 2014; Exercise Price: $37.00	269	7,263
Expiration: March 2014; Exercise Price: $39.00	29	2,958
Expiration: March 2014; Exercise Price: $40.00	95	13,775
Procter & Gamble Co.
Expiration: March 2014; Exercise Price: $82.50	56	21,840
Twenty-First Century Fox, Inc.
Expiration: April 2014; Exercise Price: $32.00	20	1,100
Expiration: April 2014; Exercise Price: $33.00	25	2,188
WellPoint, Inc.
Expiration: March 2014; Exercise Price: $87.50	22	1,650
Expiration: March 2014; Exercise Price: $90.00	11	1,991
Total Options Written (Premiums received $457,969)		$330,398

Valuation Measurements

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's net assets as of February 28, 2014:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$47,256,708	$-	$-	$47,256,708

Liabilities
Other Financial Instruments**
Options Written	$330,398	$-	$-	$330,398

* Please refer to the schedule of investments to view securities by industry type.
** Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, which are reflected at value.

The Fund did not invest in any Level 3 investments during the period. There were no transfers into or out of Levels 1 or 2 during the period.  It is the Fund's policy to consider transfers into or out of Level 1 and Level 2 as of the end of the reporting period.

Derivative Instruments and Hedging Activities

The Fund has adopted derivative instruments disclosure standards in order to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund's results of operations and financial position.

The Fund may write put options and covered call options on a substantial portion of the Fund's long equity portfolio as a means to generate additional income and to tax-efficiently enter and exit positions. The Fund will not use this strategy as a menas of generating implicit leverage. In other words, if all put options were to be exercised, the Fund will generally have enouh cash on hand to purchase the assigned shares. During the period, the YCG Enhanced Fund used written covered call and put options in a manner consistent with the strategy described above.

Balance Sheet -- Values of Derivative Instruments as of February 28, 2014:

Liability Derivatives
Derivatives not accounted for as hedging instruments	Balance Sheet Location	Value
Equity Contracts - Options	Options Written, at value	$330,398
Total		$330,398

The average monthly market value of written options during the period ended February 28, 2014 was as follows:

YCG Enhanced Fund
Written Options	$388,335

Derivative Risks

The risks of using the various types of derivatives in which the Fund may engage include: the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Fund in the manner intended by the Adviser; the risk that the counterparty to a derivative contract may fail to comply with its obligations to the Fund; the risk that there may not be a liquid secondary market for the derivative at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; the risk that the use of derivatives may induce leverage in the Fund, and the risk that the cost of the derivative may reduce the overall returns experienced by the Fund.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  YCG Funds

By (Signature and Title)* /s/ Brian Yacktman
   Brian Yacktman, President

Date  4/7/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Brian Yacktman
   Brian Yacktman, President

Date  4/7/14

By (Signature and Title)* /s/ Will Kruger
   Will Kruger, Treasurer

Date  4/7/14

* Print the name and title of each signing officer under his or her signature.